Segment Reporting (Details) - Schedule of company’s internal financial reporting system - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting (Details) - Schedule of company’s internal financial reporting system [Line Items]
Revenues from external customers	$ 2,224	$ 2,925	$ 5,058	$ 4,900	$ 5,526
Segment loss	13,102	2,411	7,163	9,046	11,223
Unallocated general and administrative expenses	7,687	1,862	4,106	3,254	1,556
Finance Income (expenses), net	7,515	503	3,622	406	3,587
Loss before taxes on income	13,274	4,776	14,891	12,706	16,366
Products Unaudited [Member]
Segment Reporting (Details) - Schedule of company’s internal financial reporting system [Line Items]
Revenues from external customers		50	50	41	12
Segment loss	2,398	1,528	3,386	4,243	6,147
Covid-19 Services Unaudited [Member]
Segment Reporting (Details) - Schedule of company’s internal financial reporting system [Line Items]
Revenues from external customers	361		97
Segment loss	7,798		301
Patient Services Unaudited [Member]
Segment Reporting (Details) - Schedule of company’s internal financial reporting system [Line Items]
Revenues from external customers	1,863	2,875	4,911	4,859	5,514
Segment loss	$ 2,906	$ 883	$ 3,476	$ 4,803	$ 5,076